Intangible assets and goodwill (Details Text)	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill (Details Text)
Calculation uses cash-flow predictions based on financial budgets approved by management, with a terminal growth rate	6.90%	7.10%
The forecast cash flows have been discounted at a rate	12.00%	13.60%
Software
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%
Customer portfolio
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%
Others
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%